FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 		March 31, 1999

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
					         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-  7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


					    Cleveland,  Ohio		March 8, 1999
		[Signature]		        [City, State]	     	Date

Report Typle [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this report,
and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings for
this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: 	March 31, 1999


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     49

	c.	Information Table Value Total	$ 534,764

		List of Other Included Managers	    None






                                  FORM 13 F                                                        (SEC USE ONLY)

Quarter Ending March 31, 1999   Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.
                                                 Fair MarkeShares oInvestment Discretion         Voting Authority
(Share
                                Title of             Value Principal     Shared a Shared
Name of Issuer                   Class  CUSIP #  (thousands Amount  Sole Defined  Other  Managers  Sole  Shared   None

ANHEUSER-BUSCH                  Common  035229103     1,524  20,025  X                     N/A      X
ASSOCIATED FIRST CAPITAL CORP CLCommon  046008108     1,974  43,862  X                     N/A      X
CARPENTER TECH                  Common  144285103    11,488 442,922  X                     N/A      X
CHEVRON                         Common  166751107     5,560  62,650  X                     N/A      X
CINERGY CORP.                   Common  172474108       659  23,952  X                     N/A      X
CUMMINS ENGINE                  Common  231021106    21,279 598,350  X                     N/A      X
DOW CHEMICAL                    Common  260543103    12,960 139,078  X                     N/A      X
DUN & BRADSTREET                Common  26483B106     4,480 125,767  X                     N/A      X
DUPONT DE NEMOURS               Common  263534109     3,701  63,750  X                     N/A      X
ENGELHARD CORP                  Common  292845104    14,698 867,755  X                     N/A      X
EXXON CORP                      Common  302290101     6,262  88,745  X                     N/A      X
FOSTER WHEELER CORP             Common  350244109    13,0861,079,22  X                     N/A      X
GENCORP INC                     Common  268682100    11,917 662,050  X                     N/A      X
GENERAL MILLS                   Common  370334104     6,537  86,510  X                     N/A      X
GENERAL MOTORS                  Common  370442105    11,954 137,407  X                     N/A      X
GENUINE PARTS                   Common  372460105    20,136 698,849  X                     N/A      X
GOODRICH, B F                   Common  382388106    25,449 741,680  X                     N/A      X
HARRIS CORP                     Common  413875105       458  16,000  X                     N/A      X
HEINZ HJ COMPANY                Common  423074103       637  13,440  X                     N/A      X
HOSPITALITY PROPERTIES, INC.    Common  44106M102     8,128 300,350  X                     N/A      X
INTL BUS. MACHINES              Common  459200101     2,886  16,283  X                     N/A      X
KEYSPAN ENERGY CORP.            Common  49337K106       675  26,875  X                     N/A      X
KIMBERLY CLARK                  Common  494368103    23,945 499,510  X                     N/A      X
LUBRIZOL CORP                   Common  549271104    26,8011,191,16  X                     N/A      X
MCN CORP.                       Common  55267J100    12,269 763,850  X                     N/A      X
MINNESOTA MING/MFG              Common  604059105    20,892 295,290  X                     N/A      X
MORGAN J.P. CO.                 Common  616880100    20,912 169,500  X                     N/A      X
NEWELL RUBBERMAID INC           Common  651192106    13,309 280,194  X                     N/A      X
OGDEN                           Common  676346109    23,427 973,608  X                     N/A      X
OGE ENERGY                      Common  670837103       467  20,716  X                     N/A      X
PALL CORP                       Common  696429307       560  33,800  X                     N/A      X
PENNEY, J C CO.                 Common  708160106    28,565 705,310  X                     N/A      X
PHARMACIA & UPJOHN              Common  416941109     3,722  59,670  X                     N/A      X
PHILLIP-MORRIS                  Common  718154107     9,015 256,195  X                     N/A      X
PHILLIPS PETROLEUM              Common  718507106    18,235 385,920  X                     N/A      X
R H DONNELLEY                   Common  74955W307       525  33,992  X                     N/A      X
READERS DIGEST ASSN CL A        Common  755267101     7,267 231,155  X                     N/A      X
RELIANT ENERGY                  Common  75952J108       709  27,200  X                     N/A      X
SPX CORPORATION                 Common  784635104     2,167  42,962  X                     N/A      X
STARWOOD HOTELS                 Common  85590AZ03     1,218  42,650  X                     N/A      X
TECO ENERGY                     Common  872375100     5,163 259,780  X                     N/A      X
TENNECO                         Common  88037E101    18,930 677,591  X                     N/A      X
UNION CAMP CORP                 Common  905530101    21,335 317,842  X                     N/A      X
UNITED DOMINION REALTY TR INC.  Common  910197102     3,110 303,462  X                     N/A      X
USX MARATHON                    Common  902905827    26,997 981,710  X                     N/A      X
USX STEEL                       Common  90337T101    16,156 687,478  X                     N/A      X
WESTVACO                        Common  961548104    13,715 653,100  X                     N/A      X
WEYERHAEUSER CO                 Common  962166104    14,446 260,290  X                     N/A      X
WHIRLPOOL CORP                  Common  963320106    14,461 265,950  X                     N/A      X

